Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Pemberwick Fund
Shareholder Report [Line Items]
Fund Name	Pemberwick Fund
Class Name	Pemberwick Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pemberwick Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://pemberwickfund.com/. You can also request this information by contacting us at 1-888-893-4491.
Additional Information Phone Number	1-888-893-4491
Additional Information Website	https://pemberwickfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended March 31, 2026, the Fund generated a total investment return of 4.00% net of expenses compared to the Bloomberg U.S. Aggregate Bond Index return of 4.35% (which excludes expenses). Yields on the 2-Year Treasury were relatively flat for the year, resulting in the Fund’s net asset value (“NAV”) remaining flat, at $9.96 per share.
POSITIONING
The Fund continues to be invested primarily in investment grade floating rate bonds issued by financial institutions with assets greater than $250 billion (currently 55.3% of the Fund’s net assets). The Fund’s strategy is to purchase these floating rate bonds with shorter duration, not exceeding two years, picking up additional yield from the financial sector without taking any more risk in our opinion and tracking the Fed’s current interest rate position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pemberwick Fund	4.00	3.24	2.47
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://pemberwickfund.com/ for more recent performance information.
Net Assets	$ 184,602,452
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 298,205
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$184,602,452
Number of Holdings	158
Net Advisory Fee Paid	$298,205
Portfolio Turnover Rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Sectors	(% of Net Assets)
Financials	55.3%
U.S. Treasury Bills	16.9%
Technology	2.2%
Health Care	2.2%
U.S Treasury Securities	2.0%
Consumer Discretionary	1.9%
Utilities	1.3%
Industrials	1.3%
Communications	1.2%
Collateralized Mortgage Obligations	1.0%
U.S. Government Agency Obligations	0.8%
Cash & Other	13.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	16.9%
First American Government Obligations Fund	12.1%
Royal Bank of Canada	5.1%
Bank of New York Mellon Corp.	4.2%
Citibank NA	3.8%
Capital One Financial Corp.	3.8%
New York Life Global Funding	3.4%
Bank of America Corp.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Canadian Imperial Bank of Commerce	3.3%

Updated Prospectus Web Address	https://pemberwickfund.com/